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R2, R3, R4, R5, R6 Shares | JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Growth Fund Class/Ticker: R2/JSGZX; R3/JGRQX; R4/JGLYX; R5/JGSVX; R6/JGSMX
What is the goal of the Fund?
The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - R2, R3, R4, R5, R6 Shares - JPMorgan Small Cap Growth Fund		Class R2	Class R3	Class R4	Class R5	Class R6
Management Fees		0.65%	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.50%	0.25%	none	none	none
Other Expenses		0.37%	0.39%	0.39%	0.21%	0.11%
Service Fees		0.25%	0.25%	0.25%	0.10%	none
Remainder of Other Expenses		0.12%	0.14%	0.14%	0.11%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.53%	1.30%	1.05%	0.87%	0.77%
Fee Waivers and/or Expense Reimbursements	[1]	(0.03%)	(0.05%)	(0.05%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	[1]	1.50%	1.25%	1.00%	0.85%	0.75%
[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.49%, 1.24%, 0.99%, 0.84% and 0.74% of the average daily net assets of Class R2, Class R3, Class R4, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/21, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/21 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - R2, R3, R4, R5, R6 Shares - JPMorgan Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	153	480	831	1,821
CLASS R3 SHARES	127	407	708	1,563
CLASS R4 SHARES	102	329	575	1,278
CLASS R5 SHARES	87	276	480	1,071
CLASS R6 SHARES	77	244	426	952

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - R2, R3, R4, R5, R6 Shares - JPMorgan Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	153	480	831	1,821
CLASS R3 SHARES	127	407	708	1,563
CLASS R4 SHARES	102	329	575	1,278
CLASS R5 SHARES	87	276	480	1,071
CLASS R6 SHARES	77	244	426	952

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

What are the Fund’s main investment strategies?
Under normal circumstances, at least 80% of the Fund’s Assets will be invested in the securities of small capitalization companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of the Russell 2000
®
Growth Index stocks and/or with market capitalizations of less than $4 billion at the time of purchase. As of the reconstitution of the Russell 2000 Growth Index on September 30, 2020, the market capitalizations of the companies in the index ranged from $39 million to $7.02 billion. In implementing its main strategies, the Fund will invest primarily in common stocks. Typically, the Fund invests in securities of companies with a history of above-average growth, as well as companies expected to have above-average growth.
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.
Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions that can achieve sustainable growth. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.
The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Equity Market Risk.
The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredict-
ably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Smaller Company Risk.
Investments in smaller companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.
Growth Investing Risk.
Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.
Derivatives Risk.
Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Industry and Sector Focus Risk.
At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk.
The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund.

The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

The table compares the Fund’s performance to the performance of the Russell 2000
®
Growth Index. The performance for Class R3 Shares is based on the performance of Class A Shares (which are not offered in this prospectus) prior to the inception of Class R3 Shares. The actual returns of Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares. The performance for the Class R4 Shares is based on the performance of the Class I Shares (which are not offered in this prospectus) prior to the inception of the Class R4 Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares. The performance in the table for the Class R5 and Class R6 Shares is based on the performance of the Class L Shares (which are not offered in this prospectus) prior to the inception of the Class R5 and Class R6 Shares. The actual returns of the Class R5 Shares and Class R6 Shares would have been different than those shown because Class R5 Shares and Class R6 Shares have different expenses than Class L Shares.

Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS — CLASS R2 SHARES

Best Quarter	1st quarter, 2019	23.27%
Worst Quarter	3rd quarter, 2011	-24.57%
The Fund’s year-to-date total return through 9/30/20 was 22.79%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2019)
Average Annual Total Returns - R2, R3, R4, R5, R6 Shares - JPMorgan Small Cap Growth Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class R6	37.86%	14.77%	15.86%
Class R6 | Return After Taxes on Distributions	36.14%	12.86%	14.25%
Class R6 | Return After Taxes on Distributions and Sale of Fund Shares	23.62%	11.39%	12.96%
Class R2	36.76%	13.92%	15.02%
Class R3	37.09%	14.20%	15.29%
Class R4	37.54%	14.48%	15.59%
Class R5	37.70%	14.66%	15.76%
RUSSELL 2000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)	28.48%	9.34%	13.01%

After-tax returns are shown only for the Class R6 Shares, and after tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.